SELECTED QUARTERLY FINANCIAL DATA (Common Stock Market Price and Dividend Information) (Details) - $ / shares	3 Months Ended								12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Quarterly Financial Information Disclosure [Abstract]
Market price, high	$ 16.79	$ 16.05	$ 15.95	$ 13.97	$ 14.30	$ 17.06	$ 16.30	$ 17.77
Market price, low	15.76	14.25	13.20	13.00	13.00	13.06	15.26	15.12
Cash dividends declared, per share	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.40	$ 0.40	$ 0.44